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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Company

Investment Company Act file number:   811-21938

ING Risk Managed Natural Resources Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices)          (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 28
Date of reporting period:	November 30, 2012

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Risk Managed Natural Resources Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Risk Managed Natural Resources Fund	as of November 30, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.2%
		Energy: 75.8%
97,532		Anadarko Petroleum Corp.	$7,138,367	2.7
46,387		Apache Corp.	3,575,974	1.3
92,188		Arch Coal, Inc.	619,503	0.2
59,907		Baker Hughes, Inc.	2,584,987	1.0
60,300	@	Basic Energy Services, Inc.	664,506	0.3
11,308		BG Group PLC	194,007	0.1
46,831		Cabot Oil & Gas Corp.	2,205,740	0.8
74,108	@	Cameron International Corp.	3,998,127	1.5
71,050		Chesapeake Energy Corp.	1,209,982	0.5
264,515		Chevron Corp.	27,956,590	10.5
8,700	@	Cobalt International Energy, Inc.	202,884	0.1
6,800	@	Concho Resources, Inc.	545,768	0.2
111,609		ConocoPhillips	6,355,017	2.4
46,171		Consol Energy, Inc.	1,447,461	0.5
1,311	@	Continental Resources, Inc.	90,216	0.0
80,982	@	Denbury Resources, Inc.	1,249,552	0.5
58,060		Devon Energy Corp.	2,999,960	1.1
11,740		Diamond Offshore Drilling	810,060	0.3
23,800	@	Energy XXI Bermuda Ltd.	753,984	0.3
36,275	@	Ensco PLC	2,112,293	0.8
57,063		EOG Resources, Inc.	6,711,750	2.5
15,383		EQT Corp.	923,903	0.3
402,665		ExxonMobil Corp.	35,490,893	13.3
44,064	@	FMC Technologies, Inc.	1,800,455	0.7
36,600	@	Forum Energy Technologies, Inc.	923,784	0.3
51,300	@	FX Energy, Inc.	205,713	0.1
193,719		Halliburton Co.	6,460,529	2.4
10,868		Helmerich & Payne, Inc.	567,310	0.2
61,081		Hess Corp.	3,030,228	1.1
10,400		HollyFrontier Corp.	471,432	0.2
66,958		Kinder Morgan, Inc./Delaware	2,263,850	0.9
16,400	@	Laredo Petroleum Holdings, Inc.	311,928	0.1
121,424		Marathon Oil Corp.	3,745,930	1.4
34,786		Marathon Petroleum Corp.	2,071,158	0.8
25,759		Murphy Oil Corp.	1,461,566	0.6
54,981	@	Nabors Industries Ltd.	808,221	0.3
72,605		National Oilwell Varco, Inc.	4,958,921	1.9
50,380	@	Newfield Exploration Co.	1,226,249	0.5
25,975	@	Noble Corp.	895,878	0.3
24,919		Noble Energy, Inc.	2,435,832	0.9
24,600	@	Oasis Petroleum, Inc.	743,412	0.3
79,606		Occidental Petroleum Corp.	5,987,167	2.2
40,227		Peabody Energy Corp.	1,010,100	0.4
77,414		Phillips 66	4,054,171	1.5
28,673		Pioneer Natural Resources Co.	3,068,011	1.2
18,280		QEP Resources, Inc.	514,034	0.2
52,332		Range Resources Corp.	3,350,295	1.3
70,653	@	Rowan Companies PLC	2,241,820	0.8
15,027		Royal Dutch Shell PLC - Class A ADR	1,006,358	0.4
215,378		Schlumberger Ltd.	15,425,372	5.8
92,680	@	Southwestern Energy Co.	3,216,923	1.2
90,120		Spectra Energy Corp.	2,518,854	0.9
40,800		Statoil ASA ADR	995,112	0.4
85,400		Suncor Energy, Inc.	2,784,894	1.0
35,000	@	Superior Energy Services	710,850	0.3
8,104		Technip S.A.	942,180	0.3
51,015		Tesoro Corp.	2,156,914	0.8
30,600	@	Unit Corp.	1,374,552	0.5
93,310		Valero Energy Corp.	3,010,181	1.1
99,811		Williams Cos., Inc.	3,277,793	1.2
20,467	@	WPX Energy, Inc.	323,174	0.1
			202,192,675	75.8
		Materials: 21.4%
18,197		Air Products & Chemicals, Inc.	1,509,259	0.6
6,116		Airgas, Inc.	541,694	0.2
92,682		Alcoa, Inc.	779,456	0.3
9,724		Allegheny Technologies, Inc.	254,574	0.1
26,669		Antofagasta PLC	550,434	0.2
13,585		Ball Corp.	607,114	0.2
42,300		Barrick Gold Corp.	1,460,619	0.6
9,364		Bemis Co., Inc.	314,630	0.1
36,600		Centerra Gold, Inc.	328,289	0.1
5,412		CF Industries Holdings, Inc.	1,158,330	0.4
43,382		Cliffs Natural Resources, Inc.	1,247,232	0.5
14,200		Domtar Corp.	1,137,562	0.4
101,592		Dow Chemical Co.	3,067,062	1.2
13,401		Eastman Chemical Co.	815,451	0.3
22,323		Ecolab, Inc.	1,609,042	0.6
78,890		EI Du Pont de Nemours & Co.	3,403,315	1.3
60,762		Eldorado Gold Corp.	879,834	0.3
12,013		FMC Corp.	666,241	0.3
162,790		Freeport-McMoRan Copper & Gold, Inc.	6,350,438	2.4
53,964		GoldCorp, Inc.	2,088,407	0.8
39,200	@	Harry Winston Diamond Corp.	558,788	0.2
12,100		HudBay Minerals, Inc.	117,059	0.0
7,259		International Flavors & Fragrances, Inc.	472,053	0.2
60,755		International Paper Co.	2,256,441	0.8
41,300	@	Lundin Mining Corp.	211,624	0.1
28,764	@	LyondellBasell Industries NV	1,430,434	0.5
15,404		MeadWestvaco Corp.	476,138	0.2

PORTFOLIO OF INVESTMENTS
ING Risk Managed Natural Resources Fund	as of November 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Materials (continued)
45,191		Monsanto Co.	$4,139,044	1.6
38,878		Mosaic Co/The	2,101,745	0.8
80,330		Newmont Mining Corp.	3,782,740	1.4
27,435		Nucor Corp.	1,129,773	0.4
15,024	@	Owens-Illinois, Inc.	300,931	0.1
12,900		Packaging Corp. of America	470,076	0.2
13,131		PPG Industries, Inc.	1,631,789	0.6
25,283		Praxair, Inc.	2,710,590	1.0
5,100		Randgold Resources Ltd. ADR	547,536	0.2
15,960		Sealed Air Corp.	268,447	0.1
7,369		Sherwin-Williams Co.	1,123,920	0.4
10,502		Sigma-Aldrich Corp.	761,605	0.3
24,300	@	Stillwater Mining Co	278,964	0.1
64,182		Teck Cominco Ltd. - Class B	2,161,008	0.8
85,613	@	Thompson Creek Metals Co., Inc.	252,558	0.1
7,725		Titanium Metals Corp.	128,390	0.1
13,194		United States Steel Corp.	284,463	0.1
11,479		Vulcan Materials Co.	606,550	0.2
			56,971,649	21.4
		Total Common Stock
		(Cost $236,667,466)	259,164,324	97.2

# of Contracts			Value	Percentage of Net Assets
PURCHASED OPTIONS: 1.5%
		Options on Indices: 1.5%
2,948,456	@	Put on Energy Select Sector SPDR Index, Strike @ 70.780 Exp. 12/21/12 Counterparty: JPMorgan Chase & Co.	$3,558,020	1 .3
1,467,397	@	Put on Materials Select Sector SPDR Fund, Strike @ 35.550 Exp. 12/21/12 Counterparty: JPMorgan Chase & Co.	487,897	0 .2
			4,045,917	1 .5
		Total Purchased Options
		(Cost $6,244,766)	4,045,917	1 .5
		Total Long-Term Investments
		(Cost $242,912,232)	263,210,241	98 .7

Shares			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.9%
		Mutual Funds: 0.9%
2,380,053		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $2,380,053)	$2,380,053	0.9
		Total Short-Term Investments
		(Cost $2,380,053)	2,380,053	0 .9
		Total Investments in Securities (Cost $245,292,285)	$265,590,294	99.6
		Assets in Excess of Other Liabilities	1,146,094	0.4
		Net Assets	$266,736,388	100.0
	@	Non-income producing security
	ADR	American Depositary Receipt
		Cost for federal income tax purposes is $247,772,709.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$36,793,204
		Gross Unrealized Depreciation	(18,975,619)
		Net Unrealized Appreciation	$17,817,585

PORTFOLIO OF INVESTMENTS
ING Risk Managed Natural Resources Fund	as of November 30, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of November 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2012
Asset Table
Investments, at fair value
Common Stock
Energy	$200,966,272	$1,136,187	$—	$202,192,675
Materials	55,873,679	1,097,970	—	56,971,649
Total Common Stock	256,839,951	2,234,157	—	259,164,324
Purchased Options	—	4,045,917	—	4,045,917
Short-Term Investments	2,380,053	—	—	2,380,053
Total Investments, at fair value	$259,220,004	$6,280,074	$—	$265,590,294
Liabilities Table
Other Financial Instruments+
Written Options	$—	$(518,281)	$—	$(518,281)
Total Liabilities	$—	$(518,281)	$—	$(518,281)

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended November 30, 2012.

ING Risk Managed Natural Resources Fund Written OTC Options on November 30, 2012:

Number of Contracts	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options on Indices
2,948,456	JPMorgan Chase & Co.	Put on Energy Select Sector SPDR Index	65.190	USD	12/21/12	$1,948,340	$(440,057)
1,467,397	JPMorgan Chase & Co.	Put on Materials Select Sector SPDR Fund	32.740	USD	12/21/12	492,605	(78,224)
		Total Written OTC Options				$2,440,945	$(518,281)

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Risk Managed Natural Resources Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 25, 2013

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	January 25, 2013